Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2005 Portfolio	Apr. 29, 2023
VIP Investor Freedom 2005 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(12.40%)
Past 5 years	2.26%
Past 10 years	4.04%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFR
Average Annual Return:
Past 1 year	(11.72%)
Past 5 years	2.13%
Past 10 years	3.89%